Risk Management (Details) - Schedule of Loans and Account Receivable from Customers and Interbank Loans - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	$ 714,397	$ 596,720
Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	40,932,880	41,323,844
Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(1,222,458)	(1,192,690)
Stage 1 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	34,135,207	34,954,120
Stage 1 | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(136,435)	(142,333)
Stage 2 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	4,182,295	3,964,904
Stage 2 | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(236,552)	(220,095)
Stage 3 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	2,615,378	2,404,820
Stage 3 | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(849,471)	(830,262)
Interbank loans | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	68,178	31,283
Interbank loans | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(2)	(1)
Interbank loans | Stage 1 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	68,178	31,283
Interbank loans | Stage 1 | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(2)	(1)
Interbank loans | Stage 2 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0
Interbank loans | Stage 2 | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0
Interbank loans | Stage 3 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0
Interbank loans | Stage 3 | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	0
Commercial loans | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	16,232,191	16,696,805
Commercial loans | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(222,974)	(235,103)
Commercial loans | 1-29 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	171,272	258,800
Commercial loans | 1-29 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(34,554)	(42,914)
Commercial loans | 30-89 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	336,264	165,906
Commercial loans | 30-89 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(70,546)	(35,903)
Commercial loans | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	624,108	699,643
Commercial loans | Over 90 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(312,332)	(371,483)
Commercial loans | Stage 1 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	14,723,323	15,183,222
Commercial loans | Stage 1 | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(56,528)	(68,684)
Commercial loans | Stage 1 | 1-29 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	37,475	45,590
Commercial loans | Stage 1 | 1-29 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(3,578)	(4,449)
Commercial loans | Stage 1 | 30-89 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	8,269	3,285
Commercial loans | Stage 1 | 30-89 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(657)	(173)
Commercial loans | Stage 1 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	818	0
Commercial loans | Stage 1 | Over 90 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(28)	0
Commercial loans | Stage 2 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	1,088,790	1,150,507
Commercial loans | Stage 2 | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(53,191)	(51,797)
Commercial loans | Stage 2 | 1-29 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	81,350	124,071
Commercial loans | Stage 2 | 1-29 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(12,023)	(12,171)
Commercial loans | Stage 2 | 30-89 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	147,143	65,549
Commercial loans | Stage 2 | 30-89 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(17,255)	(8,166)
Commercial loans | Stage 2 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	14,625	89
Commercial loans | Stage 2 | Over 90 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(727)	(22)
Commercial loans | Stage 3 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	420,078	363,076
Commercial loans | Stage 3 | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(113,255)	(114,622)
Commercial loans | Stage 3 | 1-29 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	52,447	89,139
Commercial loans | Stage 3 | 1-29 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(18,953)	(26,294)
Commercial loans | Stage 3 | 30-89 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	180,852	97,072
Commercial loans | Stage 3 | 30-89 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(52,634)	(27,564)
Commercial loans | Stage 3 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	608,665	699,554
Commercial loans | Stage 3 | Over 90 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(311,577)	(371,461)
Mortgage loans | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	16,131,464	16,367,567
Mortgage loans | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(84,591)	(66,768)
Mortgage loans | 1-29 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	40,785	460,624
Mortgage loans | 1-29 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(4,015)	(28,992)
Mortgage loans | 30-89 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	740,887	340,058
Mortgage loans | 30-89 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(55,248)	(40,281)
Mortgage loans | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	530,427	391,520
Mortgage loans | Over 90 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(105,599)	(90,329)
Mortgage loans | Stage 1 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	14,445,323	14,746,681
Mortgage loans | Stage 1 | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(16,050)	(7,403)
Mortgage loans | Stage 1 | 1-29 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	67	12,809
Mortgage loans | Stage 1 | 1-29 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(1)	(2,358)
Mortgage loans | Stage 1 | 30-89 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	24,146	3,166
Mortgage loans | Stage 1 | 30-89 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(442)	(586)
Mortgage loans | Stage 1 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	884	0
Mortgage loans | Stage 1 | Over 90 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(19)	0
Mortgage loans | Stage 2 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	1,417,326	1,385,985
Mortgage loans | Stage 2 | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(39,633)	(30,391)
Mortgage loans | Stage 2 | 1-29 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	30,270	362,378
Mortgage loans | Stage 2 | 1-29 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(2,153)	(13,182)
Mortgage loans | Stage 2 | 30-89 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	446,171	196,569
Mortgage loans | Stage 2 | 30-89 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(19,199)	(16,757)
Mortgage loans | Stage 2 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	61,059	0
Mortgage loans | Stage 2 | Over 90 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(2,810)	0
Mortgage loans | Stage 3 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	268,815	234,901
Mortgage loans | Stage 3 | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(28,908)	(28,974)
Mortgage loans | Stage 3 | 1-29 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	10,448	85,437
Mortgage loans | Stage 3 | 1-29 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(1,861)	(13,452)
Mortgage loans | Stage 3 | 30-89 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	270,570	140,323
Mortgage loans | Stage 3 | 30-89 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(35,607)	(22,938)
Mortgage loans | Stage 3 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	468,484	391,520
Mortgage loans | Stage 3 | Over 90 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(102,770)	(90,329)
Consumer loans | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	5,556,450	5,429,178
Consumer loans | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(133,213)	(116,843)
Consumer loans | 1-29 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	167,056	186,180
Consumer loans | 1-29 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(41,365)	(45,483)
Consumer loans | 30-89 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	180,499	172,822
Consumer loans | 30-89 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(73,322)	(60,260)
Consumer loans | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	153,299	123,458
Consumer loans | Over 90 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(84,697)	(58,330)
Consumer loans | Stage 1 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	4,805,715	4,903,711
Consumer loans | Stage 1 | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(55,573)	(52,683)
Consumer loans | Stage 1 | 1-29 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	15,719	21,323
Consumer loans | Stage 1 | 1-29 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(2,783)	(5,638)
Consumer loans | Stage 1 | 30-89 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	2,856	3,050
Consumer loans | Stage 1 | 30-89 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(596)	(358)
Consumer loans | Stage 1 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	2,434	0
Consumer loans | Stage 1 | Over 90 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(178)	0
Consumer loans | Stage 2 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	672,909	455,722
Consumer loans | Stage 2 | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(35,781)	(34,770)
Consumer loans | Stage 2 | 1-29 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	119,890	135,203
Consumer loans | Stage 2 | 1-29 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(22,313)	(27,780)
Consumer loans | Stage 2 | 30-89 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	95,575	88,115
Consumer loans | Stage 2 | 30-89 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(30,346)	(24,865)
Consumer loans | Stage 2 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	7,187	716
Consumer loans | Stage 2 | Over 90 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(1,121)	(194)
Consumer loans | Stage 3 | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	77,826	69,745
Consumer loans | Stage 3 | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(41,859)	(29,390)
Consumer loans | Stage 3 | 1-29 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	31,447	29,654
Consumer loans | Stage 3 | 1-29 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(16,269)	(12,065)
Consumer loans | Stage 3 | 30-89 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	82,068	81,657
Consumer loans | Stage 3 | 30-89 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	(42,380)	(35,037)
Consumer loans | Stage 3 | Over 90 days past due | Gross balance
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	143,678	122,742
Consumer loans | Stage 3 | Over 90 days past due | Impairment on debt financial instruments
Schedule of Loans and Account Receivable from Customers and Interbak Loans [Line Items]
Book value, assets	$ (83,398)	$ (58,136)